Trade and Miscellaneous Payables and Other Current Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Increase (decrease) in miscellaneous payables and other non-current liabilities	€ (619)
Trade payable	4,470	€ 4,645	€ 4,645
Tax payables	448		296
Other current liabilities	1,052	1,066	€ 1,179
Liabilities from customer contracts (Contract liabilities)	931	920
Current contract liabilities	119
Liabilities from customer contracts (Contract liabilities) from customer-related items	391
Liabilities from customer contracts (Contract liabilities) from progress payments and advances relating to trade payables following prepayments	121
Deferred revenues from customer contracts	300
Other deferred revenue and income	121	€ 146
Activation and installation fees [member] | IFRS 15 Reclassification [member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Deferred revenues from customer contracts	59
Interconnection charges [member] | IFRS 15 Reclassification [member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Deferred revenues from customer contracts	121
Rent and maintenance [member] | IFRS 15 Reclassification [member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Deferred revenues from customer contracts	97
Brazil business unit [member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Trade payable	1,044
Other tax payables	139
TIM S.p.A [member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Trade payable	2,925
Tax payables	262
Government concession tax	21
Withholding tax payables	69
VAT payable	€ 12